INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Net income (including non-controlling interests)	$ 1,022	$ 9,538	$ 15,565
Income tax expense	238	1,717	2,460
Income before taxes	1,260	11,255	18,025
Tax expense (benefit) at the statutory rates applicable to profits (losses) in the countries	454	2,818	4,146
Permanent items	(101)	(303)	500
Rate changes	0	0	12
Net change in measurement of deferred tax assets	(423)	(1,154)	(2,956)
Tax effects of foreign currency translation	(20)	(34)	0
Tax credits	(26)	(22)	(24)
Other taxes	324	394	688
Others	30	18	94
Total income tax expense	$ 238	$ 1,717	$ 2,460